Significant Transactions with Related Parties Included in Determination of Net Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	₨ 8,552.5	$ 137.3	₨ 6,659.7	₨ 8,085.4
Interest and Dividend
Related Party Transaction [Line Items]
Related party transaction revenues	73.4	1.2	110.8	19.1
Deposits
Related Party Transaction [Line Items]
Related party transaction expenses	(300.8)	(4.8)	(287.9)	(229.7)
General and Administrative and Other Operating Expenses
Related Party Transaction [Line Items]
Related party transaction expenses	(2,400.9)	(38.5)	(2,519.9)	(1,573.1)
Premises and Equipment Expense
Related Party Transaction [Line Items]
Related party transaction expenses	(27.6)	$ (0.4)	(28.9)	(29.6)
Principal Owner | Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	1,443.7		1,308.1	1,395.9
Principal Owner | Interest and Dividend
Related Party Transaction [Line Items]
Related party transaction revenues	0.0		0.0	0.0
Principal Owner | Deposits
Related Party Transaction [Line Items]
Related party transaction expenses	(76.0)		(88.3)	(97.9)
Principal Owner | General and Administrative and Other Operating Expenses
Related Party Transaction [Line Items]
Related party transaction expenses	(1,377.9)		(839.9)	(462.4)
Principal Owner | Premises and Equipment Expense
Related Party Transaction [Line Items]
Related party transaction expenses	(20.4)		(17.2)	(17.0)
Others | Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	7,108.8		5,351.6	6,689.5
Others | Interest and Dividend
Related Party Transaction [Line Items]
Related party transaction revenues	73.4		110.8	19.1
Others | Deposits
Related Party Transaction [Line Items]
Related party transaction expenses	(224.8)		(199.6)	(131.8)
Others | General and Administrative and Other Operating Expenses
Related Party Transaction [Line Items]
Related party transaction expenses	(1,023.0)		(1,680.0)	(1,110.7)
Others | Premises and Equipment Expense
Related Party Transaction [Line Items]
Related party transaction expenses	₨ (7.2)		₨ (11.7)	₨ (12.6)